Preferred shares (Detail Textuals) ¥ / shares in Units, ¥ in Thousands, $ in Thousands				1 Months Ended		12 Months Ended
	Sep. 09, 2017 CNY (¥)	Oct. 15, 2015 CNY (¥) shares	Sep. 06, 2015 CNY (¥) ¥ / shares shares	Oct. 24, 2016 CNY (¥) shares	Mar. 16, 2016 CNY (¥) shares	Dec. 31, 2018 CNY (¥) ¥ / shares	Dec. 31, 2018 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)	Nov. 19, 2018 shares
Temporary Equity [Line Items]
Issuance of Series C redeemable convertible preferred shares (net of nil issuance costs)									¥ 240,000
Dividends declared								¥ (8,604)
Fair value per ordinary share at the commitment date | ¥ / shares						¥ 73.80
Reversal of accretion on Series C preferred shares						¥ 120,000	$ 17,453
Temporary Equity, Modification Of Preferred Shares	¥ 861								861
Series A preferred shares
Temporary Equity [Line Items]
Issuance of Series C redeemable convertible preferred shares (net of nil issuance costs)									0
Dividends declared								4,602
Liquidation preference amount of preferred shares								18,293
Reversal of accretion on Series C preferred shares						0
Temporary Equity, Modification Of Preferred Shares									563
Series A preferred shares | Hangzhou Handing Yuyou Share Investment Partnership (LLP)
Temporary Equity [Line Items]
Capital injection for Series A, A+ and B preferred shares (in shares) | shares			9,146,250
Capital injection for Series A, A+ and B preferred shares			¥ 18,293
Preferred shares, conversion price | ¥ / shares			¥ 1
Series A+ preferred shares
Temporary Equity [Line Items]
Issuance of Series C redeemable convertible preferred shares (net of nil issuance costs)									0
Dividends declared								920
Liquidation preference amount of preferred shares								3,658
Reversal of accretion on Series C preferred shares						0
Temporary Equity, Modification Of Preferred Shares									113
Series A+ preferred shares | Zhejiang Zheshang Lihai Venture Capital Partnership (LLP) and Hangzhou Lihai Hulian Venture Capital Partnership (LLP)
Temporary Equity [Line Items]
Capital injection for Series A, A+ and B preferred shares (in shares) | shares		1,829,250
Capital injection for Series A, A+ and B preferred shares		¥ 3,658
Series B preferred shares
Temporary Equity [Line Items]
Issuance of Series C redeemable convertible preferred shares (net of nil issuance costs)									0
Dividends declared								1,534
Liquidation preference amount of preferred shares								6,098
Reversal of accretion on Series C preferred shares						0
Temporary Equity, Modification Of Preferred Shares									185
Series B preferred shares | Zhejiang Handing Yuyou Financial Service Co., Ltd
Temporary Equity [Line Items]
Capital injection for Series A, A+ and B preferred shares (in shares) | shares					3,048,800
Capital injection for Series A, A+ and B preferred shares					¥ 6,098
Series C redeemable convertible preferred shares
Temporary Equity [Line Items]
Issuance of Series C redeemable convertible preferred shares (net of nil issuance costs)						¥ 240,000
Dividends declared								1,548
Percentage of preferred shares original issuance price as redemption price pursuant to condition						100.00%	100.00%
Percentage of annual simple return added in original issuance price pursuant to condition						15.00%	15.00%
Percentage of number of calendar days between date shareholder acquired preferred share on which such preferred share redeemed divided by 365 days						150.00%	150.00%
Liquidation preference amount of preferred shares								¥ 360,000
Preferred shares, conversion price | ¥ / shares						¥ 79.12
Reversal of accretion on Series C preferred shares						¥ 120,000	$ 17,453		240,000
Temporary Equity, Modification Of Preferred Shares									¥ 0
Series C redeemable convertible preferred shares | Hefei Zhongan Runxin Fund Investment Partnership (LLP), Suzhou Weixin Zhonghua Investment Partnership (LLP) and Wenjing Yisheng Investment Co., Ltd.
Temporary Equity [Line Items]
Issuance of Series C redeemable convertible preferred shares (net of nil issuance costs) (in shares) | shares				3,074,400
Issuance of Series C redeemable convertible preferred shares (net of nil issuance costs)				¥ 240,000
Class A ordinary shares | IPO
Temporary Equity [Line Items]
Number of convertible preferred shares | shares										17,098,700